Long-term investment (Details)	1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2021							$ 0
Investments made							15,117,687
Loss from investment							(166,334)
Foreign currency translation adjustments							5,090
Balance as of March 31, 2022					$ 14,956,443	$ 14,956,443	14,956,443
Medical Star
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2021							0
Investments made			$ 308,385	¥ 2,000,000			308,385
Loss from investment						32,200	(32,200)
Foreign currency translation adjustments							6,360
Balance as of March 31, 2022					282,545	282,545	282,545
Fujian Fishery
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2021							0
Investments made	$ 14,809,302	¥ 94,012,410					14,809,302
Loss from investment					134,134		(134,134)
Foreign currency translation adjustments							(1,270)
Balance as of March 31, 2022					$ 14,673,898	$ 14,673,898	$ 14,673,898